Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – U.S. Flexible Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 62.3%
	Shares	Value ($)
U.S. Large Cap 62.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,617,531	213,171,710
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	14,800,223	535,324,069
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	12,547,933	212,812,949
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	5,970,466	211,951,525
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,597,371	189,273,745
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	4,387,046	220,229,719
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	6,752,954	212,920,648
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	13,315,147	443,527,533
Total		2,239,211,898
Total Equity Funds (Cost $1,383,276,668)		2,239,211,898

Exchange-Traded Fixed Income Funds 3.0%

Investment Grade 3.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	593,100	60,508,062
Vanguard Intermediate-Term Corporate Bond ETF	626,000	47,563,480
Total		108,071,542
Total Exchange-Traded Fixed Income Funds (Cost $109,439,223)		108,071,542

Fixed Income Funds 10.7%

Investment Grade 10.7%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,418,058	40,204,326
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,608,204	39,145,265
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,096,173	25,543,429
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,811,443	66,631,611
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	9,087,534	79,606,800
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	14,803,245	134,561,494
Total		385,692,925
Total Fixed Income Funds (Cost $471,535,829)		385,692,925

Residential Mortgage-Backed Securities - Agency 6.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2038- 10/12/2053	3.000%	82,000,000	69,270,351
10/18/2038- 10/12/2053	3.500%	40,250,000	36,162,861
10/18/2038- 10/12/2053	4.000%	67,950,000	62,583,105
10/12/2053	4.500%	16,875,000	15,493,359
10/12/2053	5.000%	33,750,000	31,841,016
Total Residential Mortgage-Backed Securities - Agency (Cost $218,370,860)			215,350,692

Put Option Contracts Purchased 1.1%
Value ($)
(Cost $31,948,900)	37,983,675

Money Market Funds 21.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(a),(d)	785,367,164	785,131,554
Total Money Market Funds (Cost $784,981,414)		785,131,554
Total Investments in Securities (Cost: $2,999,552,894)		3,771,442,286
Other Assets & Liabilities, Net		(176,874,226)
Net Assets		3,594,568,060
At September 30, 2023, securities and/or cash totaling $40,631,200 were pledged as collateral.
2	Variable Portfolio – U.S. Flexible Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2023 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	3,255	12/2023	USD	703,975,125	—	(25,426,311)
U.S. Long Bond	97	12/2023	USD	11,036,781	—	(301,132)
U.S. Treasury 2-Year Note	211	12/2023	USD	42,772,008	—	(87,927)
U.S. Treasury 5-Year Note	372	12/2023	USD	39,193,688	—	(340,398)
U.S. Treasury Ultra Bond	48	12/2023	USD	5,697,000	—	(134,069)
Total					—	(26,289,837)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(90)	12/2023	USD	(9,725,625)	5,432	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	512,421,975	1,195	3,700.00	12/20/2024	11,228,279	13,963,575
S&P 500 Index	JPMorgan	USD	514,566,000	1,200	3,650.00	12/20/2024	10,627,259	13,074,000
S&P 500 Index	JPMorgan	USD	458,821,350	1,070	3,600.00	12/20/2024	10,093,362	10,946,100
Total							31,948,900	37,983,675
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	546,764,868	1,056,565,743	(818,249,638)	50,581	785,131,554	—	(28,883)	28,023,661	785,367,164
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	204,363,567	446	(11,536,260)	20,343,957	213,171,710	—	6,335,124	—	2,617,531
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	516,432,302	—	(31,738,546)	50,630,313	535,324,069	—	15,816,057	—	14,800,223
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	40,098,999	1,632,602	(1,338,749)	(188,526)	40,204,326	—	(99,073)	1,321,527	4,418,058
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	42,224,564	2,216,007	(2,559,607)	(2,735,699)	39,145,265	—	(845,494)	1,400,590	5,608,204
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	204,244,742	11,718	(18,762,681)	27,319,170	212,812,949	—	2,376,989	—	12,547,933
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	226,349,031	1,076,041	(5,453,541)	(10,020,006)	211,951,525	—	2,874,118	—	5,970,466
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	26,092,953	1,195,818	(502,620)	(1,242,722)	25,543,429	—	(92,418)	729,018	3,096,173
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	68,080,721	3,366,606	(1,605,652)	(3,210,064)	66,631,611	—	(291,832)	2,246,478	7,811,443
Variable Portfolio – U.S. Flexible Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	162,563,022	—	—	26,710,723	189,273,745	—	—	—	4,597,371
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	210,584,710	—	(25,902,406)	35,547,415	220,229,719	—	3,498,380	—	4,387,046
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	219,934,402	1,328,942	(3,595,444)	(4,747,252)	212,920,648	—	1,591,347	—	6,752,954
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	80,912,841	3,297,379	(1,785,154)	(2,818,266)	79,606,800	—	(311,127)	2,022,377	9,087,534
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	135,983,224	5,758,179	(3,039,414)	(4,140,495)	134,561,494	—	(516,513)	3,751,781	14,803,245
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	427,770,847	—	(31,531,339)	47,288,025	443,527,533	—	2,039,864	—	13,315,147
Total	3,112,400,793			178,787,154	3,410,036,377	—	32,346,539	39,495,432

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – U.S. Flexible Growth Fund | Third Quarter Report 2023

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3QT7060_12_B01_(11/23)